Shareholder Report, Holdings (Details) - C000217971	Jun. 30, 2026
FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.40%
FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.70%
FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.70%
FR_482480100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
FR_369604301
Holdings [Line Items]
Percent of Net Asset Value	2.50%
FR_H1467J104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.90%
SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.40%
Financials
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%